UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 21, 2015 to September 21, 2015

Commission File Number of issuing entity: 333-185282-03

Volkswagen Auto Lease Trust 2013-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185282

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware Delaware	46-6823030 11-365048-3
State or other jurisdiction of incorporation or organization of the issuing entity	(I.R.S. Employer Identification Nos. for issuing entity and depositor, respectively)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)

Auto Lease Asset Backed Notes, Series 2013-A, Class A-1 Notes, Class A-2 Notes, Class A-3 Notes and Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Lease Trust 2013-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 21, 2015 to September 21, 2015. Please refer to the Form ABS-15G filed by the Securitizer on February 11, 2015 for additional information. The CIK number of the Securitizer is 0000833733.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Significant Enhancement Provider Information.

Not applicable

Item 8. Other Information.

On July 25, 2013, Volkswagen Auto Lease Trust 2013-A (the “Issuer”) and Citibank, N.A., as indenture trustee (the “Indenture Trustee”), entered into an Indenture (the “Indenture”) pursuant to which the Issuer issued the Class A-1 Auto Lease Asset Backed Notes, the Class A-2-A Auto Lease Asset Backed Notes, the Class A-2-B Auto Lease Asset Backed Notes, the Class A-3 Auto Lease Asset Backed Notes and the Class A-4 Auto Lease Asset Backed Notes (collectively, the “Notes”). Under the Indenture, the Issuer granted a security interest in its property to the Indenture Trustee to secure its obligations under the Notes.

Pursuant to the Amended and Restated Trust Agreement, dated as of July 25, 2013 (the “Trust Agreement”), between Volkswagen Auto Lease/ Loan Underwritten Funding, LLC (the “Transferor”) and Deutsche Bank Trust Company Delaware, as owner trustee (the “Owner Trustee”), the Transferor has the right to purchase the Transaction SUBI Certificate from the Issuer on any payment date if, either before or after giving effect to any payment of principal required to be made on such payment date, the outstanding balance of the Notes is less than or equal to 10% of the initial note balance (the “Optional Purchase”). The Transferor is the sole holder of the Issuer’s equity certificate. The Transferor elected to exercise the Optional Purchase on September 21, 2015.

Upon exercise of the Optional Purchase and in accordance with the terms of the Indenture and the Trust Agreement, the Transferor purchased the Transaction SUBI Certificate for $358,480,073.97 and the Issuer used the proceeds of the Optional Purchase and the amounts on deposit in its collection account to redeem the Notes on September 21, 2015. Upon redemption of the Notes and satisfaction of the other terms and conditions of the Indenture, the Indenture Trustee released the lien of the Indenture and discharged the Indenture (other than with respect to certain rights and obligations that survive the satisfaction and discharge of the Indenture pursuant to the terms of the Indenture). The Issuer and the Trust Agreement will terminate following the final distribution by the Owner Trustee of all moneys or other property or proceeds of the Issuer’s trust estate in accordance with the terms of the Indenture, the Trust Agreement and the other documents, and the dissolution of the Issuer pursuant to Delaware law.

There are no prepayment or other penalties under the Indenture, Trust Agreement or related documents in connection with the Optional Purchase and redemption of the Notes.

On September 21, 2015, the Indenture Trustee made the monthly payment to the noteholders, as indicated in the Monthly Distribution Report relating to the Issuer. A copy of this Monthly Distribution Report, which relates to the September 21, 2015 monthly payment and the Collection Period ended August 29, 2015, provided to the Indenture Trustee, is attached hereto as Exhibit 99.1 and is incorporated herein by reference.

Item 9. Exhibits.

Exhibit 99.1 Monthly Distribution Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

September 21, 2015	VOLKSWAGEN AUTO LEASE TRUST 2013-A

By VW Credit, Inc. as Servicer

	By:	/s/ Ina Reetz
	Name:	Ina Reetz
	Title:	General Manager Financial Reporting